UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

MANAGED MUNICIPALS FUND

FORM N-Q

May 31, 2008

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 94.5%
Alabama - 0.5%
	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA:
$4,940,000	5.500% due 10/1/13 (a)	$5,099,315
8,880,000	5.500% due 10/1/14 (a)	9,148,531
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19 (a)	1,015,330
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25 (b)	4,333,880

	Total Alabama	19,597,056

Alaska - 0.2%
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,638,750
5,000,000	Alaska State Housing Financial Corp., General Housing, MBIA, 5.250% due 12/1/25	5,235,000

	Total Alaska	7,873,750

Arizona - 3.8%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
2,500,000	5.000% due 1/1/31	2,547,975
4,375,000	Refunding, 5.000% due 1/1/23	4,524,669
	Arizona Health Facilities Authority:
1,500,000	Hospital Systems Revenue, Phoenix Children’s Hospital, 6.125% due 11/15/22 (b)	1,581,840
3,000,000	Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,286,770
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, MBIA:
3,520,000	5.000% due 8/1/18	3,800,931
2,895,000	5.000% due 8/1/20	3,080,164
	Maricopa County, AZ:
	GO, Elementary School District:
1,000,000	No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,056,750
355,000	No. 14, Creighton School Improvement Project of 1990, FGIC, 6.500% due 7/1/08	356,022
	IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, MBIA, 7.000% due 12/1/16 (c)	602,645
	MFH Revenue:
2,450,000	Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,532,345
2,125,000	Stanford Court Apartments, 6.250% due 7/1/18 (c)	2,174,364
	Mesa, AZ, IDA, Revenue, Discovery Health Systems, MBIA:
14,000,000	5.625% due 1/1/19 (b)	14,794,640
3,000,000	5.625% due 1/1/29 (b)	3,170,280
750,000	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (a)	740,400
	Phoenix, AZ:
	Civic Improvement Corp.:
1,500,000	Airport Revenue, Senior Lien, FSA, 5.000% due 7/1/25	1,515,570
2,630,000	Excise Tax Revenue, Senior Lien, Adams Street Garage Project B, 5.375% due 7/1/29 (b)	2,754,846
1,000,000	Wastewater System Revenue, FGIC, 5.000% due 7/1/24	1,019,350
950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, MBIA, 6.150% due 10/1/29 (b)	1,018,856
	Pima County, AZ:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Arizona - 3.8% (continued)
$195,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	$195,708
1,000,000	USD, No. 1, Tucson, FGIC, 7.500% due 7/1/10	1,098,540
108,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	110,385
	Salt Verde, AZ Financial Corp., Gas Revenue:
13,275,000	5.500% due 12/1/29	13,028,881
15,750,000	5.000% due 12/1/32	14,155,785
53,000,000	5.000% due 12/1/37 (d)	46,974,430
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	1,027,610
	University of Arizona, COP:
5,435,000	AMBAC, 5.000% due 6/1/28	5,499,568
	Unrefunded Balance, University of Arizona Project, AMBAC:
130,000	5.000% due 6/1/19	135,873
60,000	5.000% due 6/1/20	62,149
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, GNMA-Collateralized, 6.100% due 9/20/34 (a)	1,993,556

	Total Arizona	134,840,902

Arkansas - 0.2%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	2,157,320
4,345,000	Little Rock, AR, School District, GO, Refunding, FSA, 5.500% due 2/1/30	4,462,402

	Total Arkansas	6,619,722

California - 10.9%
6,400,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Refunding Childrens Hospital & Research, 5.000% due 12/1/37	6,047,168
3,125,000	Amador Water Agency, CA, COP, MBIA, 5.000% due 6/1/36	3,155,750
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,052,800
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Area AB, AMBAC, 5.000% due 8/1/23	4,261,384
1,090,000	California EFA Revenue, 5.625% due 7/1/23	1,063,469
	California Health Facilities Finance Authority Revenue:
17,350,000	Catholic Healthcare West, 5.625% due 7/1/32	17,698,735
4,000,000	Sutter Health, 6.250% due 8/15/35	4,234,320
	California Housing Finance Agency Revenue:
10,000,000	5.000% due 2/1/28 (a)	9,541,700
	Home Mortgage:
7,000,000	4.700% due 8/1/24 (a)	6,620,250
3,500,000	4.700% due 8/1/36 (a)	3,127,355
12,500,000	5.600% due 8/1/38 (a)	12,525,625
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,332,281
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	5,017,106
	California State Department of Water Resources, Water Revenue, FSA:
3,645,000	5.125% due 12/1/24	3,793,315
85,000	5.125% due 12/1/24 (b)	92,060
15,000,000	California State, GO, Veterans, 5.050% due 12/1/36 (a)	14,141,100
	California Statewide CDA Revenue:
8,550,000	Catholic Healthcare West, 5.500% due 7/1/31	8,677,737
5,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	4,916,650
	St. Joseph Hospital, FGIC:
50,000,000	5.750% due 7/1/47 (e)	53,059,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
California - 10.9% (continued)
$5,000,000	5.750% due 7/1/47	$5,305,950
1,810,000	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	1,888,156
16,260,000	Castaic Lake Water Agency, COP, Revenue, MBIA, 5.250% due 8/1/23	16,787,962
3,655,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	3,613,114
50,000,000	District of Columbia Hospital Revenue, Childrens Hospital Obligation, FSA, 5.450% due 7/15/35 (e)	51,811,500
450,000	El Segundo, CA, GO, USD, Refunding Bonds, FGIC, 5.250% due 9/1/22	475,173
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	27,603,120
3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.250% due 8/1/21	3,017,100
10,330,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, 5.000% due 11/15/24	9,794,183
9,925,000	Los Angeles County, CA, COP, Antelope Valley Courthouse, AMBAC, 5.250% due 11/1/33 (b)	10,618,956
	Los Angeles, CA, Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,562,640
3,920,000	5.000% due 7/1/25	4,063,668
7,850,000	5.000% due 7/1/26	8,119,569
3,500,000	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, FGIC, 5.000% due 10/1/24	3,633,840
	Modesto, CA, Irrigation District, COP, Capital Improvements, FSA:
1,535,000	5.000% due 7/1/20	1,585,102
2,210,000	5.000% due 7/1/21	2,282,864
1,680,000	5.000% due 7/1/22	1,731,442
10,785,000	Novato, CA, USD, FGIC, 5.000% due 8/1/26	11,052,576
1,000,000	Orange County, CA, Recovery, COP, MBIA, 6.000% due 7/1/08 (c)	1,003,230
	Pomona, CA, Public Financing Authority Revenue:
3,000,000	Merged Redevelopment Project, MBIA, 5.000% due 2/1/27	3,011,640
3,000,000	Water Facilities Project, AMBAC, 5.000% due 5/1/32	2,995,710
5,000,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA, 5.125% due 9/1/30	5,035,950
2,025,000	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25 (b)	2,177,827
	San Francisco, CA, City & County:
16,675,000	Airports Commission, International Airports Revenue, Refunding, FGIC, 5.125% due 5/1/26	16,801,730
	COP, San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,076,380
5,000,000	5.250% due 10/1/26	5,121,350
	University of California Revenues, AMBAC:
4,000,000	5.000% due 5/15/23	4,136,080
3,750,000	5.000% due 5/15/24	3,867,450
4,000,000	5.000% due 5/15/25	4,116,320
6,000,000	5.000% due 5/15/26	6,161,040

	Total California	387,809,927

Colorado - 4.1%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30 (b)	1,136,140
	Refunding & Improvement, University of Denver Project, AMBAC:
5,810,000	5.300% due 3/1/19 (b)	6,203,163
3,245,000	5.500% due 3/1/21 (b)	3,481,625
2,435,000	Unrefunded, University of Denver Project, FGIC, 5.250% due 3/1/23	2,630,725
	Colorado Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Colorado - 4.1% (continued)
$5,000,000	Adventist Health System/Sunbelt Inc., 5.125% due 11/15/28 (f)	$4,971,650
	Health Facility Authority, FSA:
20,000,000	5.250% due 3/1/36	20,415,200
20,000,000	5.250% due 3/1/40 (e)	20,378,600
10,000,000	Hospital Parkview Medical Center Inc. Project A, 5.000% due 9/1/37	9,303,100
1,000,000	Parkview Medical Center Project, 6.500% due 9/1/20 (b)	1,114,830
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	479,695
10,000,000	Refunding Adventist Health, Sunbelt, 5.250% due 11/15/35 (f)	9,927,800
12,500,000	Remarketed 7/8/98, 5.350% due 8/1/15 (c)	12,686,750
6,865,000	Colorado State Board of Governors, University Enterprise System Revenue, FGIC, 5.000% due 3/1/37	6,995,984
2,180,000	Colorado Water Resource & Power Development Authority, FGIC, 5.375% due 11/1/20	2,330,856
	Denver, CO, City & County:
9,450,000	Airport Revenue, 14.000% due 11/15/08 (a)	9,896,796
	COP, AMBAC:
6,655,000	5.750% due 12/1/17 (b)	7,248,693
7,420,000	5.500% due 12/1/21 (b)	8,037,344
4,000,000	5.500% due 12/1/25 (b)	4,332,800
9,000,000	E-470 Public Highway Authority Revenue, CO, MBIA, 5.500% due 9/1/24	9,336,240
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,053,960
	Highlands Ranch Metropolitan, GO, District No. 2, FSA:
525,000	6.500% due 6/15/10 (c)	568,496
475,000	6.500% due 6/15/10	513,760
500,000	Pueblo County, CO, School District No. 60, GO, FGIC, 5.250% due 12/15/20	523,760
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21 (b)	1,087,260

	Total Colorado	145,655,227

Connecticut - 1.7%
2,010,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14 (a)	2,010,884
	Connecticut State HEFA Revenue, Yale University:
15,000,000	5.125% due 7/1/27	15,142,350
6,000,000	5.050% due 7/1/42	6,198,240
	Connecticut State HFA:
7,400,000	Housing Mortgage Finance, 4.850% due 11/15/23	7,558,804
4,535,000	Housing Mortgage Finance, GO of Authority, 4.875% due 11/15/31 (a)	4,169,524
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
1,000,000	5.550% due 9/1/08 (g)	1,001,680
2,000,000	5.700% due 9/1/12 (g)	2,014,800
6,500,000	5.750% due 9/1/18 (g)	6,507,020
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30 (b)	8,505,051
	University of Connecticut, GO:
3,905,000	5.000% due 4/1/20 (b)	4,196,782
4,500,000	5.000% due 4/1/21 (b)	4,836,240

	Total Connecticut	62,141,375

District of Columbia - 3.0%
	District of Columbia:
3,000,000	Revenue, American Association for the Advancement of Science, AMBAC, 5.250% due 1/1/16 (d)	3,065,940
740,000	Unrefunded Balance, MBIA, 5.000% due 6/1/15	748,147
	Hospital Revenue:
87,000,000	Childrens Hospital Obligation Group, FSA, 5.250% due 7/15/45 (e)	87,605,520

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
District of Columbia - 3.0% (continued)
$15,000,000	Childrens Hospital Obligation, FSA, 5.450% due 7/15/35	$15,543,450

	Total District of Columbia	106,963,057

Florida - 9.9%
2,525,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32	2,629,080
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	4,374,952
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (c)	970,347
240,000	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, 8.125% due 11/1/08 (c)	246,139
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31 (b)	6,824,220
	Capital Region Community Development District, Capital Improvement:
915,000	6.850% due 5/1/31	942,313
935,000	6.700% due 5/1/32	957,627
4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33 (b)	4,969,400
3,720,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,619,672
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, MBIA, 5.750% due 7/1/22 (b)	2,158,060
310,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, 6.500% due 10/1/25	310,192
	Collier County, FL:
740,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (c)	802,789
75,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12 (c)	85,836
2,400,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,402,040
225,000	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08 (c)	229,237
	Escambia County, FL:
230,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	243,915
	Utilities Systems Revenue:
3,000,000	FGIC, 6.250% due 1/1/15	3,373,770
275,000	MBIA, 9.750% due 6/1/12 (c)	315,145
	Florida Housing Finance Corporate Revenue:
7,000,000	4.700% due 7/1/37 (a)	6,158,180
1,500,000	Augustine Club Apartment, MBIA, 5.750% due 10/1/30 (b)	1,641,300
	Florida Municipal Loan Council Revenue, MBIA:
1,625,000	5.250% due 11/1/18	1,703,520
1,805,000	5.250% due 11/1/20	1,873,662
1,050,000	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14 (c)	1,306,441
	Florida State Board of Education:
3,220,000	5.250% due 6/1/19	3,445,078
3,000,000	Capital Outlay, GO, Public Education, FGIC, 5.000% due 6/1/19	3,116,640
1,000,000	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	1,044,550
175,000	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC, 10.375% due 10/1/13 (c)	211,397
1,685,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (c)	1,951,398
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
1,750,000	6.000% due 11/15/25 (b)	1,961,592
2,750,000	5.875% due 11/15/29 (b)	3,122,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 9.9% (continued)
$3,000,000	Adventist Sunbelt-Inc., 6.000% due 11/15/31 (b)	$3,338,490
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	5,809,200
1,380,000	Utility, Refunding Bonds, MBIA, 9.875% due 12/1/11 (c)	1,560,242
	Indian River County, FL, School Board COP, MBIA:
4,225,000	5.000% due 7/1/19	4,401,013
4,380,000	5.000% due 7/1/20	4,532,774
	Jacksonville, FL:
10,000,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	9,407,800
2,000,000	Sales Tax Revenue, Better Jacksonville, MBIA, 5.250% due 10/1/21	2,104,020
7,650,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	7,804,683
205,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13 (c)	243,684
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, MBIA, 5.000% due 10/1/18	5,233,263
	Lee County, FL:
35,000	Capital Bonds, MBIA, 7.400% due 10/1/09 (c)	36,409
1,395,000	HFA, Brittany Phase II Project, 6.100% due 12/1/32 (a)(f)	1,429,136
1,260,000	Justice Center, Improvement Revenue Bonds, MBIA, 11.125% due 1/1/11 (c)	1,426,408
	Southwest Florida Regional Airport Revenue, MBIA:
815,000	8.625% due 10/1/09 (c)	855,848
495,000	9.625% due 10/1/09 (c)	523,913
25,000	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, 7.300% due 1/1/28 (a)	25,177
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25 (a)	15,035,250
6,010,000	8.050% due 12/15/25 (a)	6,024,544
10,000	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08 (c)	10,200
2,325,000	Mediterra North Community Development District, 6.800% due 5/1/31	2,349,505
	Miami-Dade County, FL:
250,000	Aviation Revenue, Miami International Airport, FGIC, 5.550% due 10/1/13 (a)	257,133
10,000,000	EFA Revenue, University of Miami, 5.500% due 4/1/38	10,075,000
240,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	245,597
2,250,000	Stormwater, MBIA, 5.000% due 4/1/28	2,296,777
530,000	North Springs Improvement District, Refunding, Water & Sewer, MBIA, 7.000% due 10/1/09	562,012
1,000,000	Oceanside Housing Development Corp. Inc., MFH, Mortgage Revenue, Refunding, 6.875% due 2/1/20	999,950
	Orange County, FL:
	Health Facilities Authority Revenue:
13,000,000	Orlando Regional Healthcare System, FSA, 5.000% due 12/1/32	12,963,470
	Southern Adventist Hospital, Adventist Health Systems:
1,405,000	8.750% due 10/1/09 (c)	1,476,866
3,000,000	6.500% due 11/15/30 (b)	3,316,620
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	1,007,999
25,250,000	School Board, COP, AMBAC, 5.500% due 8/1/25	26,645,567
2,000,000	Tourist Development Tax Revenue, Refunding, AMBAC, 5.000% due 10/1/21	2,073,060
	Orlando, FL:
5,000,000	State Sales Tax Payments Revenue, 5.000% due 2/1/38	5,122,900
	Tourist Development Tax Revenue:
68,770,000	5.500% due 11/1/38 (e)	72,964,970

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 9.9% (continued)
$1,500,000	5.750% due 11/1/38	$1,537,455
935,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33 (b)	1,038,196
	Utilities Commission, Water & Electric Revenue:
90,000	5.250% due 10/1/21	94,423
2,740,000	Refunding, 5.000% due 10/1/23	2,827,899
20,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	20,077
2,105,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	2,455,061
2,100,000	Palm Coast, FL, Utilities Systems Revenue, MBIA, 5.000% due 10/1/27	2,142,126
2,355,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33 (b)	2,702,881
500,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19 (a)	507,865
4,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33 (b)	4,427,440
2,025,000	Polk County, FL, Utilities Systems Revenue, FGIC, 5.000% due 10/1/24	2,078,136
2,160,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	2,119,133
850,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	880,149
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	6,167,951
1,420,000	Rivercrest Community Development District, 7.000% due 5/1/32 (b)	1,604,060
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,031,466
	Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, MBIA:
5,000,000	5.250% due 7/1/24	5,204,900
3,485,000	5.500% due 7/1/28	3,773,523
6,900,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (g)	6,275,343
5,000,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/36	4,830,700
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,051,160
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, MBIA, 5.250% due 5/1/25	2,058,960
3,000,000	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC, 5.200% due 10/1/22	3,189,570
150,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (c)	162,555
	Tampa, FL:
585,000	GTD Entitlement Revenue, MBIA, 9.750% due 10/1/08 (c)	599,871
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,056,560
	Sports Authority Revenue, GTD Parking Tampa Bay Arena Project, MBIA:
500,000	6.050% due 10/1/20	580,070
1,000,000	6.100% due 10/1/26	1,192,850
2,465,000	Water & Sewer Revenue, 6.900% due 10/1/16 (c)	2,822,844
1,000,000	University of Central Florida, Athletics Association Inc., FGIC, 5.250% due 10/1/34	1,002,590
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, MBIA, 5.200% due 11/1/25	1,127,786
1,000,000	MBIA, 5.250% due 10/1/23	1,046,990
1,050,000	Waterchase Community Development District, 6.700% due 5/1/32 (b)	1,161,751
	West Orange Healthcare District, FL:
2,000,000	5.650% due 2/1/22	2,050,200
2,000,000	5.800% due 2/1/31	2,031,380
130,000	West Palm Beach, FL, IDR, AMBAC, 11.375% due 6/1/11 (c)	147,155

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Florida - 9.9% (continued)
$1,865,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13 (b)	$2,050,978

	Total Florida	351,202,376

Georgia - 2.0%
400,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	402,388
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,034,250
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	352,098
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	946,660
5,000,000	Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.000% due 7/1/39	4,816,700
	Atlanta, GA, Water & Wastewater Revenue:
1,000,000	FGIC, 5.500% due 11/1/19	1,067,240
1,000,000	MBIA, 5.500% due 11/1/27	1,153,220
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,029,410
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA, 5.625% due 10/1/26	1,108,620
	Columbia County, GA, Water & Sewer Revenue:
1,000,000	FGIC, 5.500% due 6/1/25	1,027,280
20,000	MBIA, 9.750% due 12/1/08 (c)	20,770
580,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (c)	609,226
1,000,000	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA, 5.000% due 6/1/28	1,041,820
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,071,800
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18	1,055,920
1,000,000	Housing Authority, MFH Revenue, Concorde Place Apartment Project, 6.300% due 7/1/16 (a)(b)	1,002,830
660,000	Residential Care Facilities, Canterbury Court Project, 6.300% due 10/1/24 (b)	708,213
	Water & Sewer Revenue, FGIC:
290,000	6.375% due 1/1/14 (c)	320,665
10,000	6.375% due 1/1/14	10,999
	Georgia Municipal Electric Authority:
1,235,000	Power System Revenue, 6.500% due 1/1/12	1,327,773
500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	656,735
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	2,018,040
9,785,000	5.750% due 10/1/31 (b)	10,883,366
500,000	Jefferson, GA, GO, 5.900% due 2/1/25	524,775
990,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(f)	1,001,613
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
10,000,000	5.000% due 3/15/22	9,199,000
10,885,000	5.500% due 9/15/26	10,255,521
250,000	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC, 6.250% due 7/1/20	290,020

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Georgia - 2.0% (continued)
$500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	$594,660
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	551,440
1,500,000	Municipal Electric Authority of Georgia, Combustion Turbine Project, MBIA, 5.250% due 11/1/22	1,552,350
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24 (b)	1,071,070
	Private Colleges & Universities Authority Revenue:
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	1,990,120
500,000	Mercer University Project, 5.750% due 10/1/21 (b)	556,125
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25 (a)	1,985,500
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	521,915
	Revenue, College of Arts & Design Inc. Project:
1,000,000	6.800% due 10/1/19 (b)	1,077,480
4,500,000	6.900% due 10/1/29 (b)	4,854,510
1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20 (b)	1,113,240
1,175,000	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA, 5.500% due 3/1/21	1,234,114

	Total Georgia	72,039,476

Hawaii - 0.7%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding, FGIC, 5.750% due 7/1/21	2,607,200
	Department of Budget & Finance:
960,000	Hawaiian Electric Co. Inc., MBIA, 5.650% due 10/1/27 (a)	1,000,618
	Special Purpose Revenue, Kaiser Permanente:
15,545,000	5.100% due 3/1/14 (c)	15,988,654
4,000,000	5.150% due 3/1/15 (c)	4,111,120

	Total Hawaii	23,707,592

Illinois - 3.9%
	Chicago, IL:
500,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (c)	534,895
	O’Hare International Airport:
3,000,000	General Airport, Third Lein-B2, XLCA, 6.000% due 1/1/29 (a)	3,053,760
1,250,000	Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (a)	1,303,713
	Single-Family Mortgage Revenue:
55,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	56,021
220,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	222,671
53,185,000	Skyway Toll Bridge Revenue, AMBAC, 5.500% due 1/1/31 (b)(e)	57,402,039
	Illinois Finance Authority Revenue:
30,000,000	Alexian, FSA, 5.500% due 1/1/28 (e)	31,923,600
4,000,000	Edward Hospital, AMBAC, 5.500% due 2/1/40	4,120,520
7,435,000	Illinois Finance Authority Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	6,368,077
	Illinois Health Facilities Authority Revenue:
345,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	371,565
3,000,000	Order of Saint Francis Healthcare System, 6.250% due 11/15/29 (b)	3,198,030
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,637,325
1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA-Collateralized, 5.750% due 12/20/32	1,906,366
	Illinois State:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Illinois - 3.9% (continued)
$2,750,000	COP, Department of Central Management Services, MBIA, 5.650% due 7/1/17	$2,783,797
	GO:
	FGIC:
1,500,000	6.100% due 1/1/20	1,562,250
4,000,000	5.125% due 2/1/22	4,139,120
10,000,000	MBIA, 5.625% due 6/1/25 (b)	10,643,700
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, MBIA, 5.500% due 6/15/23	1,059,240
1,045,000	Regional Transportation Authority, FGIC, 7.750% due 6/1/20	1,366,724
3,430,000	University of Illinois Revenue, Auxiliary Facilities Systems, MBIA, 5.750% due 4/1/19 (b)	3,673,084
160,000	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, FSA, 5.250% due 2/1/20	171,032

	Total Illinois	137,497,529

Indiana - 1.8%
1,195,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (c)	1,231,663
4,000,000	Indiana Health & Educational Facilities Financing Authority Revenue, Sister of St. Francis Health Services Inc., FSA, 5.250% due 5/15/41	4,074,080
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31 (b)	2,542,131
725,000	6.375% due 8/1/31	732,678
36,625,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22 (e)	37,829,962
9,290,000	Indianapolis, IN, Gas Utility Revenue, 5.250% due 8/15/26	9,753,292
3,685,000	Indianapolis, IN, Local Public Improvement Bond Bank, 6.750% due 2/1/14 (c)	4,119,830
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	2,024,800

	Total Indiana	62,308,436

Iowa - 0.2%
	Iowa Finance Authority Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,146,790
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,097,380
55,000	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	55,735

	Total Iowa	6,299,905

Kansas - 0.2%
1,695,000	Johnson County, KS, USD, No. 231, GO, Refunding & Improvement, FSA, 5.000% due 10/1/18	1,766,919
1,325,000	Junction City, KS, GO, Refunding and Improvement, AMBAC, 5.000% due 9/1/20	1,395,040
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23	2,687,244
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	1,117,660
555,000	Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	579,886

	Total Kansas	7,546,749

Kentucky - 1.6%
4,000,000	Kentucky Housing Corp. Housing Revenue, 5.300% due 1/1/38 (a)	3,913,320
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,240,008
1,250,000	5.000% due 6/1/20	1,289,900

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Kentucky - 1.6% (continued)
$33,875,000	Kentucky State Municipal Power Agency, Power System Revenue, Prairie State Project, MBIA, 5.250% due 9/1/42 (e)	$34,442,745
1,835,000	Kentucky State Property & Buildings Commission Revenue, Project No. 66, MBIA, 5.700% due 5/1/17 (b)	1,950,789
15,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	14,674,200

	Total Kentucky	57,510,962

Louisiana - 0.1%
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	1,066,220
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23 (a)	1,011,280

	Total Louisiana	2,077,500

Maine - 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30 (b)	3,494,809

Maryland - 1.6%
	Maryland State:
2,225,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	2,313,688
	Health & Higher EFA Revenue:
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24 (b)	5,459,600
2,000,000	University of Maryland Medical System, 5.000% due 7/1/31	1,957,040
	Washington County Hospital:
6,000,000	5.750% due 1/1/33	5,883,660
12,780,000	5.750% due 1/1/38	12,425,611
5,000,000	6.000% due 1/1/43	4,999,700
	Transportation Authority:
4,470,000	Lease Revenue, Metrorail Parking Projects, AMBAC, 5.000% due 7/1/24	4,613,889
2,710,000	Parking Revenue, Baltimore/Washington International Airport Project, AMBAC, 5.000% due 3/1/22	2,796,910
	Montgomery County, MD, Housing Opportunities Commission Revenue:
2,725,000	5.550% due 11/1/22	2,761,188
12,980,000	5.650% due 11/1/33	13,280,098

	Total Maryland	56,491,384

Massachusetts - 3.2%
335,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (c)	352,162
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)	3,443,528
	Massachusetts State:
	DFA Revenue:
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	1,029,330
1,000,000	Merrimack College Issue, MBIA, 5.000% due 7/1/22	1,009,860
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,592,766
	GO, Consolidated Loan:
12,240,000	5.250% due 11/1/30 (b)	13,279,421
6,760,000	Refunded Balance, 5.250% due 11/1/30 (b)	7,334,059
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	5,018,150
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	1,024,670
	Caregroup Inc.:
2,000,000	5.000% due 7/1/28 (h)	1,953,100
3,000,000	5.125% due 7/1/33 (h)	2,938,020

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 3.2% (continued)
$3,500,000	5.125% due 7/1/38 (h)	$3,395,700
	MBIA:
1,750,000	5.375% due 2/1/26 (h)	1,782,095
1,000,000	5.375% due 2/1/27 (h)	1,014,390
1,500,000	5.375% due 2/1/28 (h)	1,515,675
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	3,222,660
15,000,000	Harvard University, 5.000% due 7/15/22	15,638,250
	New England Medical Center, FGIC:
4,805,000	5.000% due 5/15/22	4,523,860
195,000	5.000% due 5/15/22 (b)	208,139
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,091,770
	University of Massachusetts:
5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31 (b)	5,431,746
1,250,000	Memorial Health Care Inc., 6.625% due 7/1/32	1,275,425
9,000,000	Project, MBIA, 5.250% due 10/1/31 (b)	9,845,820
	Worcester Campus, FGIC:
1,055,000	5.125% due 10/1/20	1,078,031
765,000	5.125% due 10/1/21	780,040
885,000	5.125% due 10/1/22	901,850
660,000	5.125% due 10/1/23	671,748
5,000,000	5.250% due 10/1/31 (b)	5,399,350
8,000,000	Housing Finance Agency, Housing Revenue, Single-Family Housing, FSA, 4.875% due 12/1/38 (a)(f)	7,352,960
825,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	859,815
5,000,000	Special Obligation Revenue, Consolidated Loan, FGIC, 5.000% due 6/1/21 (b)	5,340,550
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	256,689

	Total Massachusetts	113,561,629

Michigan - 2.2%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,113,280
3,000,000	Detroit, MI, Water Supply Systems, Senior Lien, FGIC, 5.750% due 7/1/26 (b)	3,180,840
4,000,000	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF, 5.625% due 5/1/30 (b)	4,239,120
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27 (b)	4,299,736
	Grand Rapids, MI, Water Supply, Refunding, FGIC:
1,000,000	5.250% due 1/1/17	1,038,460
3,500,000	5.250% due 1/1/18	3,625,895
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,058,400
	Michigan State:
5,530,000	COP, AMBAC, 5.500% due 6/1/27 (b)	5,861,468
	Hospital Finance Authority Revenue:
	Refunding, OSF Healthcare Systems:
5,355,000	6.125% due 11/15/19 (b)	5,683,154
2,500,000	6.250% due 11/15/24 (b)(d)	2,657,625
30,000,000	Trinity Health, 5.375% due 12/1/30	30,148,200
6,485,000	Housing Development Authority, Rental Housing Revenue, 5.300% due 10/1/26 (a)	6,552,768
	Midland, MI, GO, AMBAC:
1,000,000	5.150% due 5/1/18	1,021,440
1,030,000	5.200% due 5/1/19	1,054,741
1,340,000	5.250% due 5/1/21	1,371,919

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Michigan - 2.2% (continued)
$3,555,000	Newaygo, MI, GO, Public Schools, Q-SBLF, 5.625% due 5/1/26 (b)	$3,767,518

	Total Michigan	79,674,564

Minnesota - 1.8%
1,500,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43 (b)	1,754,115
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,535,950
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,056,260
1,000,000	6.200% due 2/20/43	1,042,310
	Elk River, MN, ISD No. 728, GO, MBIA:
9,500,000	5.375% due 2/1/20	10,087,005
4,250,000	5.500% due 2/1/21	4,526,080
	Hennepin County, MN, Lease Revenue, COP:
2,955,000	5.000% due 11/15/14	2,977,694
3,105,000	5.000% due 11/15/15	3,126,487
	Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, FGIC:
2,500,000	5.250% due 1/1/25 (b)	2,656,225
8,000,000	5.250% due 1/1/26 (b)	8,479,360
7,750,000	5.250% due 1/1/32 (b)	8,214,380
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (b)	3,088,608
470,000	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (c)(d)	550,854
	Minnesota State, GO:
7,400,000	5.250% due 8/1/18	7,536,086
6,375,000	5.250% due 8/1/19	6,486,435

	Total Minnesota	64,117,849

Mississippi - 0.7%
1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24 (a)	1,729,410
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	3,208,410
19,685,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	20,719,053

	Total Mississippi	25,656,873

Missouri - 1.5%
	Jefferson City, MO, School District, GO, Refunding & Improvement, Direct Deposit Project, MBIA:
1,000,000	5.000% due 3/1/20	1,061,720
1,640,000	5.000% due 3/1/22	1,722,804
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,282,009
4,500,000	5.000% due 12/1/20	4,757,760
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	1,823,780
	Missouri State HEFA Revenue:
1,000,000	BJC Health System, 5.000% due 5/15/21	1,021,740
	Lake Regional Health System Project:
1,200,000	5.125% due 2/15/18	1,196,736
2,000,000	5.600% due 2/15/25	2,001,740

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Missouri - 1.5% (continued)
$2,100,000	Missouri State Housing Development Commission Single Family Mortgage Revenue, Homeownership Loan Program, GNMA/FNMA/FHLMC, 5.300% due 3/1/39 (a)	$1,999,641
10,000	Missouri State Housing Development Community Mortgage Revenue, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	10,100
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	1,034,630
900,000	5.000% due 11/15/24	932,049
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	10,509,072
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA, 5.250% due 9/1/22	1,051,050
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,555,920
19,000,000	St. Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.250% due 7/1/31 (b)	20,379,400

	Total Missouri	53,340,151

Montana - 0.9%
750,000	Forsyth, MT, PCR, Refunding, Northwestern Corp. Colstrip, AMBAC, 4.650% due 8/1/23	734,775
32,010,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	31,258,405
85,000	Montana State Board of Regents Revenue, MBIA, 10.000% due 11/15/08 (c)	88,070

	Total Montana	32,081,250

Nebraska - 0.7%
420,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	448,997
10,000,000	Nebraska Public Power District Revenue, FGIC, 5.000% due 1/1/41	10,106,400
9,970,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/23	10,278,073
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	2,886,123

	Total Nebraska	23,719,593

Nevada - 0.8%
11,365,000	Clark County, NV, Airport Revenue, AMBAC, 5.000% due 7/1/40	11,292,605
	Henderson, NV, Health Care Facility Revenue, Catholic West:
2,630,000	6.750% due 7/1/20 (b)	2,880,271
370,000	6.750% due 7/1/20 (b)	401,986
10,000,000	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, 5.250% due 6/1/41	9,447,300
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29 (b)	5,311,200

	Total Nevada	29,333,362

New Hampshire - 0.5%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	2,018,380
1,000,000	Healthcare System, Covenant Health, 6.125% due 7/1/31 (b)	1,111,630
1,000,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,124,730
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,072,970
11,490,000	New Hampshire State HFA Single-Family Mortgage Revenue, 5.750% due 7/1/40	11,548,139

	Total New Hampshire	16,875,849

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
New Jersey - 5.3%
$1,500,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC, 5.000% due 1/1/25	$1,557,150
870,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, MBIA, FHA, 5.650% due 1/1/15	871,966
	New Jersey Health Care Facilities Financing Authority Revenue:
18,000,000	Meridian Health System, 5.000% due 7/1/38	18,241,200
870,000	Rahway Hospital Obligated Group, 5.000% due 7/1/08	870,174
2,280,000	Refunding & Improvement, FSA, 5.500% due 7/1/14	2,359,800
	Robert Wood Johnson University Hospital:
1,000,000	5.600% due 7/1/15	1,035,360
2,045,000	5.700% due 7/1/20	2,113,078
1,500,000	St. Peters University Hospital, 6.875% due 7/1/30	1,531,005
9,000,000	St. Peters University Hospital Obligation, 5.750% due 7/1/37	8,849,790
	Trinitas Hospital Obligation Group:
2,000,000	7.400% due 7/1/20 (b)	2,220,220
13,050,000	5.250% due 7/1/30	11,205,644
	New Jersey State:
	EDA:
2,000,000	First Mortgage, Presbyterian, 6.375% due 11/1/31	1,967,640
30,450,000	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,326,046
13,110,000	Revenue, Refunding, 6.875% due 1/1/37 (a)	13,052,185
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(f)	9,711,474
	Transportation Trust Fund Authority,
	Transportation Systems, MBIA:
2,000,000	6.000% due 12/15/19 (b)	2,219,380
18,310,000	5.000% due 12/15/21 (b)	19,706,138
	New Jersey, EDA:
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, MBIA, 5.250% due 7/1/31	1,028,740
10,000,000	Revenue, Refunding, Gloucester Marine Project, 6.625% due 1/1/37	9,891,800
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,233,132
	Tobacco Settlement Financing Corp.:
5,000,000	6.750% due 6/1/39 (b)	5,825,400
36,385,000	NJ, Asset-Backed Bonds, 5.750% due 6/1/32	39,188,828
	Total New Jersey	187,006,150
New Mexico - 0.1%
1,830,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/24	1,896,063
1,000,000	Santa Fe, NM, Gross Receipts Tax Revenue, FSA, 5.000% due 6/1/35	1,027,710
	Total New Mexico	2,923,773
New York - 3.6%
2,000,000	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,052,320
	MTA of New York:
	Dedicated Tax Fund, FGIC:
5,130,000	5.250% due 11/15/23 (b)	5,554,251
10,465,000	5.875% due 4/1/25 (b)	11,129,527
7,500,000	Service Contract, Refunding, FGIC, 5.000% due 7/1/22	7,708,200
11,750,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA, 5.500% due 8/1/19 (b)	12,431,030
	New York City, NY:
6,000,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (b)	6,392,520

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
New York - 3.6% (continued)
$5,000,000	HDC, MFH Revenue, 5.100% due 11/1/24	$5,138,250
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33 (b)	5,412,650
2,500,000	MBIA, 5.000% due 6/15/27	2,588,300
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,218,400
	New York State Dormitory Authority:
	Lease Revenue:
3,500,000	School District Financing Program, MBIA, 5.750% due 10/1/22	3,765,300
	State University Dormitory Facilities:
250,000	6.000% due 7/1/14 (b)	271,018
2,000,000	5.375% due 7/1/18 (b)	2,187,300
	Revenue:
930,000	7.500% due 5/15/11	1,013,001
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30 (b)	7,531,160
2,660,000	Department of Education, 5.000% due 7/1/24	2,744,189
3,695,000	Maimonides Medical Center, MBIA, 5.000% due 8/1/24	3,825,360
5,705,000	NY & Presbyterian Hospitals, 5.250% due 8/15/25	5,977,756
10,000,000	State University Educational Facility, FSA, 5.500% due 5/15/30 (b)	10,711,400
	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17 (b)	2,454,018
5,950,000	5.600% due 4/1/20 (b)	6,355,790
3,000,000	New York State Urban Development Corp. Revenue, Personal Income Tax, FGIC, 5.500% due 3/15/21 (b)	3,331,560
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	1,014,520
1,000,000	7.000% due 8/1/31	993,070
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,252,312
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,809,926
1,000,000	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, MBIA, 5.375% due 7/1/18	1,021,440
1,600,000	Tobacco Settlement Financing Corp., Callable Asset-Backed, AMBAC, 5.250% due 6/1/22	1,660,352
	Triborough Bridge & Tunnel Authority:
675,000	Convention Center Project, 7.250% due 1/1/10	705,780
3,000,000	GO, 5.500% due 1/1/30 (b)	3,446,400
	Total New York	127,697,100
North Carolina - 1.0%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,660,720
3,000,000	5.000% due 6/1/24	3,083,940
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,230,188
6,295,000	Harnett County, COP, FSA, 5.000% due 12/1/27	6,535,973
1,250,000	Nash Health Care System, NC, Health Care Facilities Revenue, FSA, 5.000% due 11/1/30	1,255,987
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
2,500,000	6.700% due 1/1/19	2,610,200
1,310,000	6.000% due 1/1/26 (b)	1,562,568
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24	1,735,717
14,500,000	North Carolina State, Public Improvement, GO, 5.000% due 3/1/18 (b)	15,656,520
	Total North Carolina	37,331,813

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
North Dakota - 0.0%
$850,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA, 5.250% due 5/1/13	$850,986
Ohio - 6.1%
2,550,000	Avon Lake, OH, City School District, FGIC, 5.500% due 12/1/26 (b)	2,727,276
	Canton, OH, City School District, GO, Variable Purpose, MBIA:
6,000,000	5.500% due 12/1/20 (b)(d)	6,457,800
5,500,000	5.625% due 12/1/23 (b)	5,936,205
4,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA, 5.000% due 12/15/32	4,106,120
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,474,284
1,000,000	5.625% due 9/1/21	1,017,360
	Cleveland, OH:
1,210,000	State University, FGIC, 5.000% due 6/1/19	1,257,964
	Waterworks Revenue, First Mortgage, MBIA, Unrefunded Balance:
20,000	5.625% due 1/1/13	20,046
15,000	5.700% due 1/1/14	15,028
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,121,830
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth Systems Project, MBIA, 5.625% due 2/15/17	1,012,300
5,935,000	Refunding MetroHealth System, MBIA, 5.250% due 2/15/19	6,006,398
	University Hospitals Health System Inc., AMBAC:
2,500,000	5.400% due 1/15/19 (b)	2,615,575
9,000,000	5.500% due 1/15/30 (b)	9,425,970
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	3,483,814
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA-Collateralized, 5.900% due 6/20/39	1,030,840
860,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	860,206
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25	297,017
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25 (b)	5,879,250
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC, 5.000% due 5/15/24	2,484,996
	Sales Tax Revenue, AMBAC:
640,000	5.250% due 12/1/18	664,333
2,880,000	5.250% due 12/1/19 (b)	3,071,606
730,000	5.250% due 12/1/19	755,813
2,570,000	5.250% due 12/1/32	2,630,138
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21 (b)	2,167,460
	Lorain County, OH, Hospital Revenue:
1,000,000	Catholic Healthcare, 5.500% due 10/1/17	1,042,030
10,000,000	Catholic Healthcare Partners, 5.000% due 2/1/29	10,196,000
	Lucas County, OH, Hospital Revenue:
10,000,000	Promedica Healthcare, 5.125% due 11/15/40	9,929,400
	Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	10,264,300
19,550,000	5.375% due 11/15/29	20,011,380
	Mason, OH, COP, Municipal Facilities Project, MBIA:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Ohio - 6.1% (continued)
$1,025,000	5.000% due 12/1/17	$1,063,161
1,075,000	5.000% due 12/1/18	1,111,830
1,080,000	5.000% due 12/1/19	1,113,804
2,890,000	New Albany Plain, OH, Local School District, FGIC, 5.000% due 12/1/25	2,946,471
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,803,680
5,500,000	5.200% due 10/1/24	5,709,880
	Ohio State:
	Higher Educational Facility Commission Revenue:
6,000,000	Oberlin College Project, 5.125% due 10/1/24	6,256,200
	University of Dayton Project, AMBAC:
3,380,000	5.500% due 12/1/25 (b)	3,669,801
11,710,000	5.500% due 12/1/30 (b)	12,714,015
	Water Development Authority Revenue:
2,390,000	Fresh Water Improvement, 5.000% due 12/1/25 (b)	2,624,220
2,235,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	2,392,389
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30 (b)	8,101,501
28,500,000	University of Akron, General Receipts, FSA, 5.000% due 1/1/38	29,307,120
	University of Cincinnati, OH, General Receipts, FGIC:
2,000,000	5.000% due 6/1/20	2,050,100
2,500,000	5.000% due 6/1/21	2,556,200
3,250,000	Warrensville Heights, OH, City School District, GO, School Improvement, FGIC, 5.750% due 12/1/24 (b)	3,535,805
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
2,000,000	5.125% due 12/1/24 (b)	2,148,820
3,000,000	State Aid Withholding, 5.125% due 12/1/21 (b)	3,223,230
	Total Ohio	215,290,966
Oklahoma - 0.4%
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,552,215
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,146,242
2,100,000	5.000% due 3/1/19	2,141,958
2,000,000	5.000% due 3/1/20	2,036,240
3,960,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,365,148
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,006,200
	Total Oklahoma	13,248,003
Oregon - 2.0%
	Clackamas County, OR:
	Hospital Facilities Authority Revenue:
8,000,000	Legacy Health System, 5.250% due 5/1/21	8,186,640
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,116,900
6,665,000	School District No. 007J, Lake Oswego, GO, MBIA, 5.000% due 6/1/22 (b)	7,108,689
2,700,000	Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC, 5.375% due 1/1/35	2,745,360
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	710,275
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	379,286

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Oregon - 2.0% (continued)
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
$1,000,000	5.250% due 10/1/16	$1,073,810
1,000,000	5.250% due 10/1/20	1,046,990
	Oregon State:
	Department of Administrative Services:
4,000,000	FGIC, 5.000% due 11/1/32	4,062,920
2,000,000	Lottery Revenue, FSA, 5.500% due 4/1/18 (b)	2,181,600
3,000,000	Department of Transportation, Highway User Tax Revenue, 5.125% due 11/15/26 (b)	3,267,420
3,700,000	Facilities Authority Revenue, Willamette University Project, 5.000% due 10/1/27	3,763,196
	GO:
1,000,000	4.700% due 12/1/41 (a)	890,720
3,985,000	Veterans Welfare, 5.375% due 12/1/31	4,034,852
	Housing & Community Services Department Mortgage Revenue:
5,000,000	4.750% due 7/1/27 (a)	4,729,650
2,330,000	4.800% due 7/1/32 (a)	2,172,492
2,000,000	4.850% due 7/1/37 (a)	1,857,160
770,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	772,395
2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18 (b)	3,072,756
3,500,000	Portland, OR, Sewer Systems Revenue, 5.000% due 6/15/33	3,611,440
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,027,820
	Washington County, OR, GO:
4,330,000	5.000% due 6/1/21 (b)	4,611,796
6,490,000	5.125% due 6/1/23 (b)	6,935,539
	Total Oregon	70,359,706
Pennsylvania - 1.6%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,297,350
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24 (a)	2,883,168
2,005,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25 (b)	2,232,166
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,018,420
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (b)	1,272,383
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,563,690
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	1,000,650
1,605,000	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA, 5.000% due 10/1/19	1,675,861
6,500,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.500% due 10/1/34	6,498,570
	Pennsylvania State Higher EFA Revenue:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	1,010,334
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,049,740
	Philadelphia, PA:
5,365,000	Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/20	5,667,586
1,025,000	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (c)	1,231,230
11,600,000	School District, GO, FSA, State Aid Withholding, 5.750% due 2/1/30 (b)	12,510,484

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 1.6% (continued)
$10,000,000	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA, 5.250% due 6/1/24 (b)	$11,011,500
	Total Pennsylvania	55,923,132
Puerto Rico - 1.5%
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue:
590,000	10.250% due 7/1/09 (c)	605,322
50,000,000	5.125% due 7/1/47	51,244,000
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,003,650
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (a)	137,958
	Total Puerto Rico	52,990,930
Rhode Island - 0.4%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	3,382,455
3,900,000	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, 6.125% due 11/15/18	4,003,857
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28 (b)	3,245,820
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,606,074
	Total Rhode Island	14,238,206
South Carolina - 1.6%
350,000	Charleston County, SC, GO, Refunding & Capital Improvement, Unrefunded Balance, 5.250% due 5/1/21	357,984
	Greenville County, SC, School District Installment Purchase:
7,195,000	Refunding, Building Equity Sooner for Tomorrow, 6.000% due 12/1/20 (b)	8,152,151
9,860,000	Revenue, Refunding, Building Equity Sooner Tomorrow, 5.875% due 12/1/19 (b)	11,120,305
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20 (c)	703,645
670,000	Unrefunded Balance, 6.750% due 1/1/20	766,346
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	992,200
2,470,000	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, MBIA, 5.250% due 4/1/26	2,536,937
	South Carolina Transportation Infrastructure Bank Revenue:
27,500,000	AMBAC, 5.125% due 10/1/31 (b)	29,633,450
3,960,000	Refunding, AMBAC, 5.000% due 10/1/23	4,092,145
	Total South Carolina	58,355,163
Tennessee - 4.1%
18,000,000	Chattanooga, TN, IDB Lease, Rent Revenue, AMBAC, 5.625% due 10/1/30 (b)	19,198,980
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,878,440
9,780,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	9,914,084
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21 (b)	6,165,786
6,915,000	5.125% due 11/1/22 (b)	7,526,286
	Tennessee Energy Acquisition Corp., Gas Revenue:
7,000,000	5.000% due 2/1/22	6,715,870

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Tennessee - 4.1% (continued)
$25,100,000	5.250% due 9/1/22	$24,849,753
1,100,000	5.000% due 2/1/23	1,049,840
10,000,000	5.250% due 9/1/23	9,865,100
9,000,000	5.250% due 9/1/26	8,802,990
28,500,000	5.000% due 2/1/27	26,823,915
11,970,000	Tennessee HDA, Mortgage Finance Program, 5.200% due 7/1/23	12,218,617
7,300,000	Tennessee State, School Board Authority, Higher Educational Facilities, Second Program, 5.625% due 5/1/30 (b)	7,743,402
	Williamson County, TN, GO, Refunding:
1,500,000	5.000% due 3/1/18	1,557,465
1,895,000	Rural School, 5.000% due 3/1/18	1,967,597
	Total Tennessee	146,278,125
Texas - 6.9%
2,250,000	Austin, TX, Convention Enterprises Inc., Convention Center, First Tier, 6.700% due 1/1/32 (b)	2,471,197
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32 (b)	1,697,460
	Housing Finance Corp., MFH Revenue:
1,450,000	New Light Village, GNMA-Collateralized, 5.900% due 2/20/38	1,482,088
1,000,000	Waters at Northern Hills Apartments, MBIA, 6.050% due 8/1/36	1,000,600
30,010,000	Board of Managers Guadalupe Joint County-City of Seguin Hospital Revenue, Guadalupe Regional Medical Center Project, FHA, 5.500% due 8/15/36 (e)	30,689,126
	Brazos River, TX, Harbor Navigation District:
4,000,000	BASF Corp. Project, 6.750% due 2/1/10	4,250,720
	Brazoria County Environmental, Dow Chemical Co. Project:
95,500,000	5.950% due 5/15/33 (a)(e)	95,127,550
5,000,000	6.625% due 5/15/33 (a)	5,242,750
	Dallas-Fort Worth, TX:
4,970,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,971,016
3,000,000	International Airport Revenue, MBIA, 6.100% due 11/1/24 (a)	3,034,410
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	3,049,710
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,426,424
	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,920,000	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,081,622
15,000	Single-Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.192% due 6/1/21 (a)	5,236
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,780,627
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	4,225,387
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	5,234,250
	Harris County, TX, Health Facilities Development Corp.:
2,410,000	Hospital, Texas Children’s Hospital Project, Revenue, 5.375% due 10/1/16 (c)	2,514,907
2,000,000	School Health Care System, Revenue, 5.750% due 7/1/27 (c)	2,327,020
115,000	Keller, TX, ISD, GO, Unrefunded Balance, Refunding, PSF-GTD, 5.250% due 8/15/22	119,093
	Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	5.250% due 7/1/13	2,527,350
3,635,000	5.250% due 7/1/14	3,674,476

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Texas - 6.9% (continued)
$1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC, 5.375% due 6/1/16	$1,001,340
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 7.875% due 11/15/26 (b)	2,323,880
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	58,493
994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized, 6.650% due 7/20/42	1,051,115
1,550,000	Paris, TX, Water & Sewer Revenue, FGIC, 5.375% due 6/15/20	1,582,953
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
4,500,000	5.500% due 8/1/19	4,597,560
21,000,000	5.500% due 8/1/23	21,257,250
2,000,000	5.500% due 8/1/25	2,013,120
17,595,000	5.500% due 8/1/26	17,613,651
6,305,000	5.500% due 8/1/27	6,274,925
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30 (b)	2,778,825
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,490
4,500,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	4,534,155
	Total Texas	245,024,776
U.S. Virgin Islands - 0.2%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
1,000,000	6.000% due 12/1/24	997,920
2,790,000	6.250% due 12/1/29	2,770,442
	Virgin Islands HFA:
170,000	Single-Family Mortgage Revenue, GNMA- Collateralized, 6.500% due 3/1/25 (a)	170,450
90,000	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized, 6.450% due 3/1/16 (a)	90,002
	Virgin Islands PFA Revenue:
2,000,000	Senior Lien, ACA/CBI, 5.500% due 10/1/18	2,024,200
500,000	Subordinated Lien, 6.000% due 10/1/22	506,795
1,000,000	Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,015,230
	Total U.S. Virgin Islands	7,575,039
Utah - 0.0%
775,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (c)	975,477
625,000	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (c)	682,088
	Total Utah	1,657,565
Vermont - 0.1%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28 (b)	2,935,087
1,750,000	5.500% due 9/1/33 (b)	1,938,265
	Total Vermont	4,873,352
Virginia - 0.2%
4,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.875% due 6/1/17	4,202,480
190,000	Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	192,831
500,000	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, GNMA-Collateralized, 6.250% due 12/20/27	514,100

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Virginia - 0.2% (continued)
$1,460,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, 5.100% due 5/1/25	$1,500,398
	Total Virginia	6,409,809
Washington - 0.2%
5,000,000	King County, WA, Public Hospital District Number 1, GO, 5.250% due 12/1/37	5,105,250
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18 (a)	2,929,061
250,000	Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	297,743
	Total Washington	8,332,054
West Virginia - 0.0%
720,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11 (c)	809,532
Wisconsin - 0.4%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (a)	3,425,519
4,365,000	Wisconsin Housing & EDA Home Ownership Revenue, 5.625% due 3/1/31	4,389,575
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	1,020,990
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,796,777
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,910,925
1,000,000	Medical College of Wisconsin Inc. Project, MBIA, 5.400% due 12/1/16	1,011,340

	Total Wisconsin	13,555,126
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,235,275,681)	3,360,770,160
SHORT-TERM INVESTMENTS - 4.1%
Alaska - 0.2%
4,300,000	Valdez, AK Marine Term Revenue, Refunding, EXXON Pipeline CO., Project, Series B, 1.500%, 6/2/08 (i)	4,300,000
1,100,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project, 1.300%, 6/2/08 (i)	1,100,000
	Total Alaska	5,400,000
Colorado - 0.1%
1,200,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America, 1.400%, 6/2/08 (i)	1,200,000
800,000	Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Bayerische Landesbank, 1.650%, 6/4/08 (i)	800,000
1,300,000	Lowry Economic Redevelopment Authority Revenue, CO, Improvement, LOC-BNP Paribas, 1.630%, 6/4/08 (i)	1,300,000
	Total Colorado	3,300,000
Connecticut - 0.0%
200,000	Connecticut State, SPA-Dexia Credit Local, 1.350%, 6/5/08 (i)	200,000
Delaware - 0.0%
900,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 1.600%, 6/2/08 (i)	900,000
Florida - 0.0%
1,400,000	Gainesville, FL, Utilities System Revenue, SPA-State Street Bank & Trust Co., 1.550%, 6/4/08 (i)	1,400,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Georgia - 0.0%
$300,000	Municipal Electric Authority of Georgia, Project One, FSA, SPA-Dexia Credit Local, 1.550%, 6/4/08 (i)	$300,000
Illinois - 0.0%
800,000	Illinois Development Finance Authority, PCR, Amoco Oil Co. Project, 1.300%, 6/2/08 (i)	800,000
Kansas - 0.0%
300,000	Kansas State Department of Transportation Highway Revenue, Refunding, SPA-Dexia Credit Local & Westdeutsche Landesbank, 1.600%, 6/5/08 (i)	300,000
Kentucky - 0.1%
	Berea, KY, Educational Facilities Revenue:
1,325,000	1.600%, 6/2/08 (i)	1,325,000
100,000	Berea College Project, 1.600%, 6/2/08 (i)	100,000
200,000	Christian County Association of County Leasing Trust Lease Program, LOC-U.S. Bank N.A., 1.400%, 6/2/08 (i)	200,000
	Total Kentucky	1,625,000
Maryland - 0.0%
535,000	Maryland Health & Higher EFA Revenue, University of Maryland Medical System, LOC-Bank of America N.A., 1.500%, 6/5/08 (i)	535,000
1,015,000	Maryland State Health & Higher EFA Revenue, Mercy Medical Center, LOC-Bank of America N.A., 1.500%, 6/5/08 (i)	1,015,000
	Total Maryland	1,550,000
Massachusetts - 0.4%
	Massachusetts State DFA, Revenue:
2,000,000	Harvard University, 1.100%, 6/2/08 (i)	2,000,000
400,000	Smith College Project, 1.400%, 6/5/08 (i)	400,000
3,200,000	Massachusetts State HEFA, Harvard University, 1.350%, 6/5/08 (i)	3,200,000
	Massachusetts State HEFA Revenue:
2,370,000	Amherst College, 0.910%, 6/2/08 (i)	2,370,000
170,000	Capital Asset, LOC-Bank of America, 1.590%, 6/5/08 (i)	170,000
2,400,000	Museum of Fine Arts, SPA-Bank of America N.A., 1.000%, 6/2/08 (i)	2,400,000
200,000	Refunding, Harvard University Project, 1.000%, 6/2/08 (i)	200,000
2,250,000	Wellesley College, 1.000%, 6/2/08 (i)	2,250,000
500,000	Massachusetts State Water Resources Authority, Multi-Modal, Refunding, LOC-Landesbank Baden-Wurttemberg, 1.500%, 6/2/08 (i)	500,000
900,000	Massachusetts State, GO, Consolidated Loan, SPA-Bank of America, 1.400%, 6/2/08 (i)	900,000
	Total Massachusetts	14,390,000
Michigan - 0.3%
610,000	Michigan State HDA, FSA, LIQ-Dexia Credit Local, 1.700%, 6/4/08 (a)(i)	610,000
7,500,000	Michigan State Hospital Finance Authority Revenue, Trinity Health Credit, SPA-Bank of America N.A., 1.300%, 6/2/08 (i)	7,500,000
700,000	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen, 1.550%, 6/4/08 (i)	700,000
2,200,000	University of Michigan Revenue, Hospital, 1.660%, 6/5/08 (i)	2,200,000
	Total Michigan	11,010,000
Missouri - 0.3%
	Missouri State HEFA, Revenue, Washington University:
9,000,000	SPA-Dexia Credit Local, 1.300%, 6/2/08 (i)	9,000,000
1,300,000	SPA-JPMorgan Chase, 1.300%, 6/2/08 (i)	1,300,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Missouri - 0.3% (continued)
$200,000	Missouri State Highways & Transit Commission, State Road Revenue, Multi-Modal, Third Lien, LOC-State Street Bank & Trust, 1.400%, 6/4/08 (i)	$200,000

	Total Missouri	10,500,000

Nevada - 0.1%
4,700,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York, 1.150%, 6/2/08 (i)	4,700,000

New Hampshire - 0.3%
	New Hampshire HEFA Revenue:
8,400,000	Dartmouth College, SPA-JPMorgan Chase, 1.650%, 6/2/08 (i)	8,400,000
900,000	Refunding, Dartmouth College, SPA-JPMorgan Chase, 1.650%, 6/2/08 (i)	900,000

	Total New Hampshire	9,300,000

New Jersey - 0.0%
805,000	New Jersey, EFA Revenue, Refunding, Princeton University, 0.720%, 6/2/08 (i)	805,000

New York - 0.4%
1,100,000	New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Landesbank Baden-Wurttemberg, 1.300%, 6/2/08 (i)	1,100,000
	New York City, NY:
1,000,000	GO, LOC-Morgan Guaranty Trust, 0.950%, 6/2/08 (i)	1,000,000
5,900,000	IDA, 1 Bryant Park LLC, Series B, LOC-Bank of America NA, Bank of New York, GIC-Bayerische Landesbank, 1.150%, 6/2/08 (i)	5,900,000
5,665,000	Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Bayerische Landesbank, 0.980%, 6/2/08 (i)	5,665,000

	Total New York	13,665,000

North Carolina - 0.0%
970,000	North Carolina Medical Care Commission, Hospital Revenue, North Carolina Baptist Hospital Project, SPA-Wachovia Bank, 1.550%, 6/5/08 (i)	970,000

Ohio - 0.3%
525,000	Montgomery County, OH, Hospital Revenue, Kettering Health, FSA, SPA-Dexia Credit Local, 1.430%, 6/4/08 (i)	525,000
8,300,000	Ohio State Water Development Authority, Pollution Control Facilities Revenue, Firstenergy Generation Corp., LOC-Barclays Bank PLC, 1.250%, 6/6/08 (i)	8,300,000

	Total Ohio	8,825,000

Oregon - 0.2%
1,100,000	Multnomah County, OR, Hospital Facilities Authority Revenue, Holladay Park Plaza Project, LOC-Allied Irish Bank PLC, 1.450%, 6/6/08 (i)	1,100,000
	Oregon State GO:
900,000	SPA-Bayerische Landesbank, 1.500%, 6/4/08 (i)	900,000
1,900,000	Veterans Welfare, SPA-Dexia Credit Local, 1.300%, 6/2/08 (i)	1,900,000
900,000	Port of Portland Special Obligation Revenue, Horizon Air Insurance Inc. Project, LOC-Bank of America NA, 1.310%, 6/2/08 (i)	900,000
1,100,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk Terminal, LOC-Canadian Imperial Bank, 1.750%, 6/5/08 (i)	1,100,000

	Total Oregon	5,900,000

Pennsylvania - 0.2%
900,000	Emmaus, PA, General Authority Revenue, LOC-DEPFA Bank PLC, 1.650%, 6/4/08 (i)	900,000
	Geisinger Authority, PA, Health System Revenue, Geisinger Health System:
1,700,000	SPA-Wachovia Bank, 1.380%, 6/2/08 (i)	1,700,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 0.2% (continued)
$1,300,000	SPA-Bank of America, 1.380%, 6/2/08 (i)	$1,300,000
	Lancaster County, PA:
200,000	Convention Center Authority, LOC-Wachovia Bank N.A., 1.610%, 6/5/08 (i)	200,000
700,000	GO, FSA, 1.620%, 6/5/08 (i)	700,000
1,325,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank, 1.640%, 6/5/08 (i)	1,325,000
300,000	Pennsylvania State, Higher EFA, Revenue, Refunding Carnegie Mellon University, 1.350%, 6/2/08 (i)	300,000
850,000	Philadelphia, PA, Gas Works Revenue, LOC-JPMorgan Chase, LOC-Bank of Nova Scotia, 1.550%, 6/5/08 (i)	850,000

	Total Pennsylvania	7,275,000

Rhode Island - 0.1%
1,705,000	Rhode Island State Health & Educational Building Corp., Educational Institution Revenue, Portsmouth Abbey School, LOC- Fleet National bank, 1.250%, 6/2/08 (i)	1,705,000

South Carolina - 0.0%
1,000,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, SPA-Wachovia Bank, 1.550%, 6/5/08 (i)	1,000,000

Tennessee - 0.2%
5,400,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennesse Municipal Bond Fund, LOC- Bank of America, 1.250%, 6/2/08 (i)	5,400,000

Texas - 0.4%
3,200,000	Harris County, TX, IDC, PCR, 0.840%, 6/2/08 (i)	3,200,000
3,700,000	Lower Neches Valley Authority, TX, Industrial Development Corp., Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 1.040%, 6/2/08 (i)	3,700,000
4,500,000	Lower Neches Valley, TX, IDC Revenue, Exxon Mobil Project, 1.500%, 6/2/08 (i)	4,500,000
	North Central Texas Health Facility Development Corp.:
1,150,000	Hospital Revenue, Baylor Health Care Systems Project, SPA-Wachovia Bank, 1.300%, 6/4/08 (i)	1,150,000
1,300,000	Revenue, Baylor Health Care System Project, FSA, SPA-Bank of New York, 1.550%, 6/4/08 (i)	1,300,000
900,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America, 1.550%, 6/5/08 (i)	900,000

	Total Texas	14,750,000

Utah - 0.1%
400,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., 1.400%, 6/2/08 (i)	400,000
2,050,000	Utah Housing Corp. Single-Family Mortgage Revenue, LIQ-Bayerische Landesbank, 1.830%, 6/4/08 (a)(i)	2,050,000

	Total Utah	2,450,000

Washington - 0.3%
8,200,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital Projects, LOC- Wells Fargo Bank NA, 1.570%, 6/5/08 (i)	8,200,000
1,300,000	Washington State Health Care Facilities Authority, Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 1.400%, 6/2/08 (i)	1,300,000
2,700,000	Washington State Housing Finance Commission Non-Profit Revenue, Seattle Art Museum Project, LOC-Allied Irish Bank PLC, 1.250%, 6/6/08 (i)	2,700,000

	Total Washington	12,200,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

FACE AMOUNT	SECURITY	VALUE
Wyoming - 0.1%
$3,600,000	Uinta County, WY, PCR, Refunding, Chevron USA Inc. Project, 1.500%, 6/2/08 (i)	$3,600,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $144,220,000)	144,220,000

	TOTAL INVESTMENTS - 98.6% (Cost - $3,379,495,681#)	3,504,990,160
	Other Assets in Excess of Liabilities - 1.4%	51,156,650

	TOTAL NET ASSETS - 100.0%	$3,556,146,810

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Security is issued on a when-issued basis.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Agency
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
Radian	— Radian Asset Assurance
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds Structure
USD	— Unified School District
VHA	— Veterans Heath Administration
XLCA	— XL Capital Assurance Inc. - Insured Bonds

Summary of Investments by Industry *

Pre-Refunded/Escrowed to Maturity	26.7%
Hospitals	20.9
Electric	11.0
Other Revenue	5.8
Education	5.3
Housing	5.1
Special Tax	5.0
Industrial Development	3.9
Leasing	3.5
Water and Sewer	3.0
Local General Obligation	2.8
Transportation	2.7
Resource Recovery	1.5
State General Obligation	1.4
Pollution Control	0.5
Public Facilities	0.4
General Obligation	0.2
Tax Allocation	0.1
Utilities	0.1
Miscellaneous	0.1
100.0%

*	As a percentage of total investments. Please note that the fund holdings are as of May 31, 2008 and are subject to change.

Ratings Table† (May 31, 2008) (unaudited)

S&P/Moody’s/Fitch‡

AAA/Aaa	47.9%
AA/Aa	21.2
A	13.6
BBB/Baa	7.5
BB/Ba	0.9
B/B	0.3
CCC/Caa	0.1
A-1/VMIG1	4.1
NR	4.4
100.0%

†	As a percentage of total investments.
‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 29 and 30 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	5/31/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$3,504,990,160	—	$3,504,990,160	—
Other Financial Instruments*	3,373,774	$3,373,774	—	—

Total	$3,508,363,934	$3,373,774	$3,504,990,160	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$150,174,741
Gross unrealized depreciation	(24,680,262)

Net unrealized appreciation	$125,494,479

At May 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bonds	4,857	9/08	$554,643,274	$551,269,500	$3,373,774

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: July 28, 2008